UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10347

        Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 7.9% (5.1% of Total Investments)
$ 1,260	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,169,305
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
7,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	7,062,000
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
29,660	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	19,181,712
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

38,420	Total Consumer Staples			27,413,017

	Education and Civic Organizations – 3.9% (2.5% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	290,354
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	207,064
270	5.000%, 11/01/25	11/15 at 100.00	A2	274,312
3,825	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	3,911,636
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
3,600	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	3,886,092
	Replacement Hospital Project, Series 2002A, 5.375%, 10/01/17 – FSA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	658,948
	University, Series 2003, 6.500%, 10/01/23
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	4,183,960
	5/15/23 – AMBAC Insured

12,805	Total Education and Civic Organizations			13,412,366

	Health Care – 25.3% (16.5% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,168,920
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,072,400
4,005	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	4,001,956
	Series 2005, 5.000%, 11/15/34
670	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	666,382
	Series 2006, 5.000%, 4/01/37
12,435	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Residual Trust	11/16 at 100.00	AA–	13,184,705
	2061, 8.122%, 11/15/46 (IF)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AAA	2,051,500
	5.000%, 11/15/42 – MBIA Insured
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	9,262,980
	LLC, Series 2001A, 5.550%, 8/01/31
1,575	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,450,465
	System, Series 2007A, 5.125%, 7/15/31
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	7,136,784
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	6,867,960
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A+	7,939,407
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
12,425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	12,148,171
	Series 2006, 5.000%, 3/01/41
3,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,195,100
	Series 2001C, 5.250%, 8/01/31
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
8,310	5.000%, 7/01/38	7/17 at 100.00	A3	8,245,265
5,540	5.000%, 7/01/47	7/17 at 100.00	A3	5,437,621

85,745	Total Health Care			87,829,616

	Housing/Multifamily – 6.6% (4.3% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	4,060,640
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
5,115	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,562,716
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	2,066,980
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	310,739
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,759,099
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,156,354
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,888,836
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,273,175
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,911,450

22,040	Total Housing/Multifamily			22,989,989

	Housing/Single Family – 2.3% (1.5% of Total Investments)
855	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	917,962
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
8,485	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	AA–	6,969,409
	6.209%, 8/01/31 (Alternative Minimum Tax) (IF)

9,340	Total Housing/Single Family			7,887,371

	Industrials – 2.0% (1.3% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,922,660
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	4,895,719
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

7,205	Total Industrials			6,818,379

	Long-Term Care – 1.5% (1.1% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	2,516,028
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A+	1,541,550
1,315	5.250%, 3/01/32	3/12 at 101.00	A+	1,344,101

5,265	Total Long-Term Care			5,401,679

	Tax Obligation/General – 16.9% (11.0% of Total Investments)
3,500	California State, General Obligation Bonds, Series 2007, 4.250%, 8/01/33 – MBIA Insured	2/17 at 100.00	AAA	3,244,255
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 – FSA Insured	No Opt. Call	AAA	10,867,807
10	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.500%, 12/01/18	12/07 at 101.00	AA–	10,109
	(Alternative Minimum Tax)
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	12/07 at 101.00	AAA	14,352,480
	Insured (Alternative Minimum Tax)
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	3,132,960
	2002, 5.000%, 8/01/23 – FGIC Insured
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/12 at 100.00	Aaa	2,593,900
	Bonds, Series 2002A, 5.000%, 8/01/23 – FSA Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,371,712
	2002, 5.125%, 8/01/22 – FGIC Insured
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	902,303
	FSA Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	601,214
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	11,602,049
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – FSA Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	AAA	4,352,160
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	2,858,216
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,701,965
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

55,505	Total Tax Obligation/General			58,591,130

	Tax Obligation/Limited – 38.0% (24.8% of Total Investments)
2,040	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	1,977,168
	Tax Bonds, Series 2007, 5.750%, 8/01/25
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AAA	7,420,115
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – FSA Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	9,025,417
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	AAA	4,086,440
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	AAA	4,666,317
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,796,113
550	6.000%, 9/01/33	9/13 at 100.00	N/R	562,128
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	743,593
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	2,227,997
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,140,120
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	1,035,880
	Series 2002, 6.100%, 9/01/22
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	5,023,300
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	336,585
805	5.125%, 9/01/36	9/16 at 100.00	N/R	756,611
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,144,330
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	636,201
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	5,506,620
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,153,780
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	AA	967,650
	8/01/37 – RAAI Insured
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	AAA	5,624,369
	2002, 5.000%, 10/01/26 – MBIA Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	1,337,327
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,723,307
	Participation, Series 2005, 5.000%, 3/01/26 – FSA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
550	5.000%, 9/01/26	9/14 at 102.00	N/R	525,773
250	5.000%, 9/01/33	9/14 at 102.00	N/R	230,773
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,247,290
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,720,959
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,015,360
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AAA	11,489,790
	Area 1, Series 2002, 5.100%, 4/01/30 – MBIA Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	AAA	3,345,680
	Projects, Series 2001AD, 5.000%, 2/01/27 – MBIA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	6,370,500
	7/01/39 – FGIC Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	641,719
	2005A, 5.000%, 9/01/35 – XLCA Insured
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	802,222
	8/01/25 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,172,540
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/11 at 101.00	AAA	15,107,827
	Project, Series 2001A, 5.000%, 9/01/26 – FSA Insured
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	2,372,956
	2001, 5.000%, 7/01/26 – AMBAC Insured
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	AAA	8,949,873
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,084,902
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,026,340
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,423,304
	District 2001-1, Series 2004A, 6.125%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,584,375
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – MBIA Insured

127,185	Total Tax Obligation/Limited			132,003,551

	Transportation – 6.6% (4.3% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,771,441
	2006, 5.000%, 4/01/31
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	11,246,043
	Bonds, Series 1999, 5.875%, 1/15/28
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	AAA	4,420,182
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	AAA	5,461,507

22,690	Total Transportation			22,899,173

	U.S. Guaranteed – 25.5% (16.6% of Total Investments) (4)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R (4)	4,635,080
	9/01/25 (Pre-refunded 9/01/12)
11,240	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (4)	12,082,663
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	3,834,915
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,769,230
745	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	BBB– (4)	786,899
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
1,750	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (4)	1,920,223
	Central California Joint Powers Health Finance Authority, Certificates of Participation,
	Community Hospitals of Central California Obligated Group, Series 2000:
1,770	6.000%, 2/01/20 (Pre-refunded 2/01/10)	2/10 at 101.00	AAA	1,888,926
1,740	6.000%, 2/01/30 (Pre-refunded 2/01/10)	2/10 at 101.00	AAA	1,856,911
6,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	6,747,515
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,265,319
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,524,437
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
7,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	7,806,168
	5.000%, 7/01/22 (Pre-refunded 7/01/13) – FSA Insured
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	Aaa	1,695,373
	Bonds, Series 2004A, 5.250%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	5,992,855
	7/01/36 (Pre-refunded 7/01/12)
1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Crocker, Series	9/09 at 103.00	N/R (4)	1,826,055
	2003, 6.000%, 9/01/27 (Pre-refunded 9/01/09)
6,425	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	6,812,620
	2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – AMBAC Insured
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 101.00	AAA	8,134,929
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 (Pre-refunded 9/01/11) – MBIA Insured
1,590	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R (4)	1,689,502
	District 99-1, Series 2003B, 6.000%, 9/01/24 (Pre-refunded 9/01/09)
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,590,138
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	2,764,200
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

81,355	Total U.S. Guaranteed			88,623,958

	Utilities – 5.2% (3.4% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	3,588,160
	2007A, 5.000%, 11/15/35
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,335,706
	9/01/31 – XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,110,350
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%,	8/12 at 100.00	AAA	2,306,588
	8/01/22 – AMBAC Insured (Alternative Minimum Tax)
6,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	AA–	5,800,980
	5.000%, 11/01/33

18,350	Total Utilities			18,141,784

	Water and Sewer – 11.6% (7.6% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AAA	1,125,415
	AMBAC Insured
7,000	Carmichael Water District, Sacramento County, California, Water Revenue Certificates of	9/09 at 102.00	AAA	7,138,110
	Participation, Series 1999, 5.125%, 9/01/29 – MBIA Insured
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	1,177,684
	10/01/36 – FSA Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	926,561
	5.000%, 4/01/36 – MBIA Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	875,815
	5.000%, 6/01/31 – MBIA Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,036,100
1,380	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	1,444,681
	2006, 5.000%, 12/01/36 – FGIC Insured
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,044,370
	5.000%, 3/01/24 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AAA	2,612,975
6,260	5.000%, 8/01/24 – MBIA Insured	8/12 at 100.00	AAA	6,542,889
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
3,315	5.250%, 10/01/18 – MBIA Insured	4/13 at 100.00	AAA	3,550,796
12,000	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AAA	12,853,559

38,390	Total Water and Sewer			40,328,955

$ 524,295	Total Investments (cost $518,642,789) – 153.3%			532,340,968

	Other Assets Less Liabilities – 0.5%			2,024,022

	Preferred Shares, at Liquidation Value – (53.8)%			(187,000,000)

	Net Assets Applicable to Common Shares – 100%			$347,364,990

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

UBS	$29,000,000	Receive	3-Month USD-LIBOR	5.471%	Semi-Annually	6/04/08	6/04/13	$(1,693,452)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $518,660,756.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$19,388,816
Depreciation	(5,708,604)

Net unrealized appreciation (depreciation) of investments	$13,680,212

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.